Other (Income) Expense, Net (Restated) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2022
Other (Income) Expense, Net (Restated) [Abstract]
Schedule of Other (Income) Expense, Net	The components of “Other (income) expense, net” in the combined and consolidated statements of operations and comprehensive loss are summarized as follows:
	Years ended December 31,
(dollars in thousands)	2022	2021 (Restated)	2020 (Restated)
Pension (income) expense, net	$(804)	$834	$(17)
Other expense, net	—	1,308	—
Total other (income) expense, net	$(804)	$2,142	$(17)

Schedule of Other Income, Net	The components of “Other income, net” in the condensed combined and consolidated statements of operations and comprehensive loss are summarized as follows:
	Three months ended September 30,		Nine months ended September 30,
(dollars in thousands)	2023	2022	2023	2022
Pension income, net	$(200)	$(41)	$(589)	$(94)
Total other income, net	$(200)	$(41)	$(589)	$(94)